Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2021	2020
Trade accounts receivable, gross	$409,198	$410,403

Reserves for sales deductions:
Chargebacks	(119,090)	(104,552)
Other sales deductions	(53,058)	(50,844)
Customer rebates	(22,498)	(17,012)
Allowance for doubtful accounts	(1,013)	(2,774)
Trade accounts receivable, net	$213,539	$235,221

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2021	2020
Government authorities	$26,112	$16,257
Prepaid expenses	12,891	6,638
Due from related parties	9,835	9,074
Advances to suppliers	1,134	1,868
Interest receivable	143	760
Other	3,232	970
	$53,347	$35,567